Label	Element	Value
Buffalo Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001135300_SupplementTextBlock
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Discovery Fund  (BUFTX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Discovery Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Buffalo Discovery Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Discovery Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 13.61%

Best Quarter: March 31, 2012 = 19.86%

Worst Quarter: December 31, 2008 = -21.45%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus for reference.